Other operating income	9 Months Ended
Oct. 31, 2018
Analysis of income and expense [abstract]
Other operating income
Other operating income

Analysis of other operating income by	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
category	£000s	£000s	£000s	£000s
Income recognized in respect of BARDA	2,230	666	7,535	666
Income on release or derecognition of financial liabilities on funding arrangements (Note 11)	—	908	539	908
Grant income	439	—	743	—
Research and development credit	156	—	156	—
Other income	—	—	6	—
	2,825	1,574	8,979	1,574

In September 2017, the Group was awarded a funding contract with the Biomedical Advanced Research and Development Authority ('BARDA'), an agency of the US government's Department of Health and Human Services' Office of the Assistant Secretary for Preparedness and Response, worth up to $62 million. The BARDA contract provides for a cost-sharing arrangement under which BARDA would fund a specified portion of estimated costs for specified activities related to the continued clinical and regulatory development of ridinilazole for the treatment of C. difficile infection ('CDI'). Under the terms of the contract, the Group was initially eligible to receive $32 million from BARDA to fund, in part, obtaining regulatory approval for and commencing enrollment and dosing into the Group's two planned Phase 3 clinical trials of ridinilazole. In August 2018, the Group was awarded an additional $12 million upon exercise by BARDA of the first option work segment under the contract, which brought the total committed BARDA funding to $44 million. In addition, the Group is eligible for additional funding under the contract pursuant to two further independent option work segments, which may be exercised by BARDA in its sole discretion upon the achievement of certain development and other milestones for ridinilazole. If BARDA exercises its remaining option work segments in full the total funding under the contract would increase up to $62 million. During the three months ended October 31, 2018, the Group recognized funding income from BARDA of £2.2 million for the CDI program (three months ended October 31, 2017: £0.7 million). During the nine months ended October 31, 2018, the Group recognized funding income from BARDA of £7.5 million for the CDI program (nine months ended October 31, 2017: £0.7 million). Income is recognized in respect of BARDA as the underlying research and development expenditure is incurred.
Grant income includes income from funding arrangements with CARB-X and Innovate UK grants for the Group's antibiotic pipeline development activities.